Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ (2,353,002)	$ (1,829,848)	$ (1,031,138)	$ 2,390,166